LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessor, Lease, Description [Line Items]
Minimum operating lease income	$ 150	$ 7,428	$ 13,151
Contingent operating lease income	$ 8,077	$ 9,301	$ 10,216
Operating leases - as lessor, last expiry date	2028-08
Land Concession Contracts [Member]
Lessor, Lease, Description [Line Items]
Estimated Lease Term	40 years
Renewable contract term	10 years
Initial contract term (in years)	25 years